Summary of Significant Accounting Policies (Details) - Schedule of group’s allowance for expected credit losses of accounts receivables - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of group’s allowance for expected credit losses of accounts receivables [Abstract]
Balance at the beginning of the year	¥ 28,025	¥ 29,000	¥ 20,495
Cumulative-effect adjustment upon adoption of ASU 2016-13			7,436
Current period provision (reversal of) for expected credit losses	(1,378)	2,095	4,831
Write-offs	(11,286)	(3,070)	(3,762)
Balance at the end of the year	¥ 15,361	¥ 28,025	¥ 29,000